Federated Investors
World-Class Investment Manager

Federated High Yield Trust

SEMI-ANNUAL REPORT

August 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

August 31, 2001 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--87.8%
		Aerospace & Defense--0.7%
$1,150,000	[1,2]	Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$1,190,250
2,325,000		Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009	2,359,875
775,000		Condor Systems, Inc., Sr. Sub. Note (Series B), 11.875%, 5/1/2009	393,312

		TOTAL	3,943,437

		Automotive--4.0%
1,975,000		Accuride Corp., Sr. Sub. Note (Series B), 9.25%, 2/1/2008	1,412,125
3,563,000		Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004	3,652,075
4,175,000		American Axle & Manufacturing, Inc., Company Guarantee, 9.75%, 3/1/2009	4,321,125
1,400,000		Arvin Industries, Inc., Note, 7.125%, 3/15/2009	1,288,588
1,600,000	[1,2]	Dana Corp., Sr. Note, 9.00%, 8/15/2011	1,620,000
500,000	[1,2]	Hayes Lemmerz International, Inc., Sr. Note, 11.875%, 6/15/2006	497,500
1,100,000		Lear Corp., Company Guarantee, 7.96%, 5/15/2005	1,133,484
6,400,000		Lear Corp., Company Guarantee, 8.11%, 5/15/2009	6,610,880
2,000,000		Oxford Automotive, Inc., Company Guarantee, 10.125%, 6/15/2007	1,170,000

		TOTAL	21,705,777

		Banking--1.0%
5,425,000		GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005	5,467,369

		Broadcast Radio & Television--3.4%
2,750,000	[3]	ACME Television, LLC, Sr. Disc. Note, 0/10.875%, 9/30/2004	2,640,000
3,477,600		AMFM, Inc., Deb., 12.625%, 10/31/2006	3,877,524
8,425,000	[3]	Fox/Liberty Networks, LLC, Sr. Disc. Note, 0/9.75%, 8/15/2007	8,098,531
3,800,000	[1]	Orion Network Systems, Sr. Note, 11.25%, 1/15/2007	1,572,250
1,000,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.75%, 12/15/2007	975,000
2,200,000		XM Satellite Radio, Inc., Sr. Note, 14.00%, 3/15/2010	1,309,000

		TOTAL	18,472,305

		Building & Development--1.2%
1,875,000		American Builders & Contractors Supply Co., Inc., Sr. Sub. Note, 10.625%, 5/15/2007	1,828,125
1,950,000		NCI Building System, Inc., Sr. Sub. Note (Series B), 9.25%, 5/1/2009	1,852,500
2,550,000		WCI Communities, Inc., Sr. Sub. Note, 10.625%, 2/15/2011	2,747,625

		TOTAL	6,428,250

Principal Amount			Value
		CORPORATE BONDS--continued
		Business Equipment & Services--1.7%
$3,300,000		Buhrmann US, Inc., Sr. Sub. Note, 12.25%, 11/1/2009	$3,217,500
258,280	[1]	Electronic Retailing Systems International, Inc., Sr. Disc. Note, 8.00%, 8/1/2004	26
6,025,000		Fisher Scientific International, Inc., Sr. Sub. Note, 9.00%, 2/1/2008	6,160,562
6,100,000	[1,4]	U.S. Office Products Co., Sr. Sub. Note, 9.75%, 6/15/2008	152,500

		TOTAL	9,530,588

		Cable Television--12.0%
2,000,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,078,540
1,265,000		CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013	1,347,225
4,375,000		CSC Holdings, Inc., Sr. Sub. Note, 9.25%, 11/1/2005	4,550,000
7,900,000	[1,2,3]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/11.75%, 5/15/2011	4,740,000
13,475,000	[3]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/13.50%, 1/15/2011	8,725,062
5,800,000	[3]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/9.92% 4/1/2011	4,147,000
11,575,000	[3]	Diamond Cable Communications PLC, Sr. Disc. Note, 0/10.75%, 2/15/2007	5,150,875
1,000,000		Diamond Cable Communications PLC, Sr. Disc. Note, 11.75%, 12/15/2005	555,000
4,475,000		Echostar Broadband Corp., Sr. Note, 10.375%, 10/1/2007	4,726,719
400,000		Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009	409,000
3,800,000	[3]	International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%, 2/1/2006	2,337,000
1,000,000		Lenfest Communications, Inc., Sr. Sub. Note, 10.50%, 6/15/2006	1,172,180
3,750,000		Lenfest Communications, Inc., Sr. Sub. Note, 8.25%, 2/15/2008	4,003,538
2,100,000	[3]	NTL, Inc., Sr. Disc. Note, 0/12.375%, 10/1/2008	840,000
4,850,000	[3]	NTL, Inc., Sr. Note, 11.50%, 10/1/2008	2,885,750
950,000	[3]	Pegasus Communications Corp., Sr. Disc. Note, 0/13.50%, 3/1/2007	555,750
1,125,000	[1,2,3]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	635,625
1,125,000	[1,2]	Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	1,153,125
5,800,000		Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015	6,452,500
3,500,000		TeleWest PLC, Sr. Disc. Deb., 11.00%, 10/1/2007	2,817,500
3,000,000	[3]	TeleWest PLC, Sr. Disc. Note, 0/9.25%, 4/15/2009	1,425,000
1,150,000		TeleWest PLC, Sr. Note, 11.25%, 11/1/2008	971,750
5,175,000	[3]	UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006	1,002,656
Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television--continued
$8,000,000	[3]	United International Holdings, Inc., Sr. Secd. Disc. Note, 0/10.75%, 2/15/2008	$2,360,000
2,000,000	[3]	United Pan-Europe Communications NV, Sr. Disc. Note (Series B), 0/12.50%, 8/1/2009	290,000
2,675,000	[3]	United Pan-Europe Communications NV, Sr. Disc. Note (Series B), 0/13.375%, 11/1/2009	374,500

		TOTAL	65,706,295

		Chemicals & Plastics--3.1%
2,200,000		Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005	1,881,000
1,050,000		Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007	824,250
1,000,000		General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	705,000
1,400,000	[1,2]	Huntsman Corp., Sr. Sub. Note, 9.50%, 7/1/2007	497,000
1,500,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	1,447,500
2,725,000		Lyondell Chemical Co., Sr. Secd. Note (Series A), 9.625%, 5/1/2007	2,765,875
2,650,000		Lyondell Chemical Co., Sr. Sub. Note (Series B), 10.875%, 5/1/2009	2,636,750
150,000		Polymer Group, Inc., Sr. Sub. Note, 8.75%, 3/1/2008	78,000
5,600,000		Polymer Group, Inc., Sr. Sub. Note, 9.00%, 7/1/2007	3,080,000
2,525,000	[3]	Sterling Chemicals Holdings, Inc., Sr. Disc. Note, 0/13.50%, 8/15/2008	66,281
3,075,000		Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/1/2006	2,725,219

		TOTAL	16,706,875

		Clothing & Textiles--0.6%
3,850,000	[1,4]	Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	173,250
2,675,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	2,039,687
4,450,000	[1,4]	Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007	116,813
1,100,000	[1,4]	Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006	16,500
2,975,000	[1,4]	Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007	44,625
1,050,000	[1,2]	William Carter Co., Sr. Sub. Note, 10.875%, 8/15/2011	1,086,750

		TOTAL	3,477,625

		Conglomerates--0.5%
4,450,000		Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%, 3/1/2008	2,692,250

		Consumer Products--4.7%
3,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	3,030,000
850,000	[1,2]	American Greetings Corp., Sr. Sub. Note, 11.75%, 7/15/2008	820,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$1,250,000		American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005	$1,246,875
2,850,000		Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007	2,493,750
600,000	[1,2]	Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009	618,000
1,675,000		Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008	1,549,375
850,000	[4]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	123,250
1,450,000	[3,4]	Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%, 4/15/2009	21,750
1,450,000		Jostens, Inc., Unit. Note, 12.75%, 5/1/2010	1,537,000
2,550,000		Levi Strauss & Co., 11.625%, 1/15/2008	2,282,250
2,400,000	[1,2]	Playtex Products, Inc., Sr. Sub. Note, 9.375%, 6/1/2011	2,496,000
4,200,000		Revlon Consumer Products Corp., Sr. Sub. Note, 8.625%, 2/1/2008	2,163,000
2,000,000	[3]	Sealy Mattress Co., Company Guarantee, 0/10.875%, 12/15/2007	1,730,000
1,250,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	1,262,500
950,000		Sleepmaster LLC, Company Guarantee (Series B), 11.00%, 5/15/2009	289,750
1,000,000		True Temper Sports, Inc., Sr. Sub. Note (Series B), 10.875%, 12/1/2008	1,030,000
2,400,000		United Industries Corp., Sr. Sub. Note (Series B), 9.875%, 4/1/2009	1,968,000
1,000,000		Volume Services America, Inc., Sr. Sub. Note, 11.25%, 3/1/2009	948,750

		TOTAL	25,610,500

		Container & Glass Products--2.6%
1,000,000		Huntsman Packaging Corp., Sr. Sub. Note, 13.00%, 6/1/2010	875,000
500,000		Owens-Illinois, Inc., Sr. Note, 7.15%, 5/15/2005	417,500
4,600,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	3,611,000
3,225,000		Owens-Illinois, Inc., Sr. Note, 7.85%, 5/15/2004	2,838,000
1,250,000	[1,2]	Plastipak Holdings, Sr. Note, 10.75%, 9/1/2011	1,275,000
2,250,000	[1,4]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 10.875%, 2/15/2009	233,438
2,300,000	[1,2]	Sealed Air Corp., Note, 8.75%, 7/1/2008	2,320,378
3,000,000		Tekni-Plex, Inc., Sr. Sub. Note (Series B), 12.75%, 6/15/2010	2,685,000

		TOTAL	14,255,316

		Ecological Services & Equipment--3.0%
4,000,000		Allied Waste North America, Inc., Company Guarantee, 7.625%, 1/1/2006	4,050,000
11,700,000		Allied Waste North America, Inc., Sr. Sub. Note, 10.00%, 8/1/2009	12,285,000

		TOTAL	16,335,000

Principal Amount			Value
		CORPORATE BONDS--continued
		Electronics--0.9%
$6,525,000		Telecommunications Techniques Co., LLC, Sr. Sub. Note, 9.75%, 5/15/2008	$4,861,125

		Farming & Agriculture--0.3%
2,075,000		Royster-Clark, Inc., 1st Mtg. Note, 10.25%, 4/1/2009	1,462,875

		Food Products--2.4%
5,500,000		Agrilink Foods, Inc., Sr. Sub. Note, 11.875%, 11/1/2008	5,252,500
3,425,000	[1,2]	Del Monte Corp., Sr. Sub. Note, 9.25%, 5/15/2011	3,553,437
3,625,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	2,265,625
1,700,000		Michael Foods, Inc., Sr. Sub. Note (Series B), 11.75%, 4/1/2011	1,794,571

		TOTAL	12,866,133

		Food Services--1.1%
3,000,000		Carrols Corp., Sr. Sub. Note, 9.50%, 12/1/2008	2,730,000
3,000,000		Domino's, Inc., Sr. Sub. Note, 10.375%, 1/15/2009	3,135,000

		TOTAL	5,865,000

		Forest Products--1.0%
525,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	541,212
2,425,000	[1,2]	Riverwood International Corp., Sr. Note, 10.625%, 8/1/2007	2,534,125
2,000,000		Stone Container Corp., Sr. Note, 12.58%, 8/1/2016	2,112,500

		TOTAL	5,187,837

		Health Care--5.8%
3,300,000		Alliance Imaging, Inc., Sr. Sub. Note, 10.375%, 4/15/2011	3,514,500
800,000	[1,2]	AmerisourceBergen Corp., 8.125%, 9/1/2008	828,000
4,550,000		CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008	4,572,750
675,000		Columbia/HCA Healthcare Corp., Sr. Note, 6.91%, 6/15/2005	690,829
800,000		DaVita, Inc., Company Guarantee (Series B), 9.25%, 4/15/2011	832,000
7,750,000		HCA - The Healthcare Corp., Sr. Note, 7.875%, 2/1/2011	8,176,250
1,800,000		Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%, 6/15/2009	1,269,000
1,950,000		Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	889,688
4,825,000		Kinetic Concepts, Inc., Company Guarantee, 9.625%, 11/1/2007	4,825,000
1,375,000	[1,2]	Magellan Health Services, Inc., Sr. Note, 9.375%, 11/15/2007	1,430,000
525,000	[1,2]	Owens & Minor, Inc., Sr. Sub. Note, 8.50%, 7/15/2011	547,313
1,175,000		Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005	1,260,188
1,200,000	[1,2]	Triad Hospitals, Inc., Sr. Note, 8.75%, 5/1/2009	1,254,000
1,300,000	[1,2]	Vanguard Health Systems, Sr. Sub. Note, 9.75%, 8/1/2011	1,352,000

		TOTAL	31,441,518

Principal Amount			Value
		CORPORATE BONDS--continued
		Hotels, Motels, Inns & Casinos--3.5%
$1,100,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	$1,146,750
4,100,000	[1,2]	Felcor Lodging LP, Sr. Note, 8.50%, 6/1/2011	3,977,000
2,025,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	2,116,125
7,525,000		HMH Properties, Inc., Sr. Note (Series B), 7.875%, 8/1/2008	7,412,125
2,000,000		HMH Properties, Inc., Sr. Note (Series C), 8.45%, 12/1/2008	2,010,000
2,500,000	[1,2]	MeriStar Hospitality Corp., Sr. Note, 9.125%, 1/15/2011	2,540,625

		TOTAL	19,202,625

		Industrial Products & Equipment--5.5%
2,250,000		Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007	2,396,250
1,650,000		Blount, Inc., Company Guarantee, 13.00%, 8/1/2009	717,750
1,225,000		Blount, Inc., Sr. Note, 7.00%, 6/15/2005	863,625
3,400,000		Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005	3,434,000
4,325,000		Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007	1,838,125
3,600,000		Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006	3,078,000
2,850,000		Hexcel Corporation, Sr. Sub. Note (Series B), 9.75%, 1/15/2009	2,721,750
512,000		Hexcel Corporation, Sub. Note, 7.00%, 8/1/2003	474,880
2,000,000		ISG Resources, Inc., Sr. Sub. Note, 10.00%, 4/15/2008	1,230,000
431,000		International Utility Structures, Inc., 13.00%, 2/1/2008	86,200
1,925,000		International Utility Structures, Inc., Sr. Sub. Note, 10.75%, 2/1/2008	972,125
4,600,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	4,347,000
4,975,000		Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	3,184,000
2,350,000		Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003	2,279,500
2,725,000		WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008	2,520,625

		TOTAL	30,143,830

		Leisure & Entertainment--1.5%
6,109,000	[1,3,4]	AMF Bowling Worldwide, Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006	213,815
100,000	[1,4]	AMF Bowling Worldwide, Sr. Sub. Note, 10.875%, 3/15/2006	3,500
9,525,000	[3]	Premier Parks, Inc., Sr. Disc. Note, 0/10.00%, 4/1/2008	8,191,500

		TOTAL	8,408,815

		Machinery & Equipment--2.8%
2,500,000	[1,2]	AGCO Corp., Sr. Note, 9.50%, 5/1/2008	2,537,500
2,250,000	[1,2]	Briggs & Stratton Corp., Sr. Note, 8.875%, 3/15/2011	2,300,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Machinery & Equipment--continued
$5,525,000	[1,4]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	$552
1,700,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	1,589,500
2,775,000		Fairchild Corp., Sr. Sub. Note, 10.75%, 4/15/2009	2,237,344
1,250,000		NationsRent, Inc., Company Guarantee, 10.375%, 12/15/2008	243,750
975,000		Simonds Industries, Inc., Sr. Sub. Note, 10.25%, 7/1/2008	639,844
1,350,000		United Rentals, Inc., Company Guarantee, 9.25%, 1/15/2009	1,319,625
4,050,000	[1,2]	United Rentals, Inc., Sr. Note, 10.75%, 4/15/2008	4,333,500

		TOTAL	15,202,240

		Metals & Mining--0.8%
3,525,000	[1,4]	AEI Holding Co., Inc., Sr. Note, 10.50%, 12/15/2005	2,379,375
5,900,000	[1,4]	AEI Resources, Inc., Sr. Sub. Note, 11.50%, 12/15/2006	2,109,250

		TOTAL	4,488,625

		Oil & Gas--3.2%
675,000	[1,2]	AmeriGas Partners LP, 8.875%, 5/20/2011	690,187
2,450,000		BRL Universal Equipment, Sr. Secd. Note, 8.875%, 2/15/2008	2,492,875
3,300,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	2,937,000
2,075,000		DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007	2,064,625
1,800,000	[1,2]	Dresser, Inc., Sr. Sub. Note, 9.375%, 4/15/2011	1,881,000
1,100,000		Forest Oil Corp., Sr. Sub. Note, 10.50%, 1/15/2006	1,171,500
2,000,000	[1,2]	Hanover Equipment Trust, Sr. Secd. Note (Series 01 B), 8.75%, 9/1/2011	2,045,000
1,900,000	[1,2]	Lone Star Technologies, Inc., Sr. Sub. Note, 9.00%, 6/1/2011	1,757,500
2,250,000		Pogo Producing Co., Sr. Sub. Note, 8.75%, 5/15/2007	2,306,250

		TOTAL	17,345,937

		Printing & Publishing--2.1%
2,225,000		Advanstar Communications, Sr. Sub. Note, 12.00%, 2/15/2011	2,124,875
1,375,000	[1,2,3]	Advanstar, Inc., Unit, 0/15.00%, 10/15/2011	701,250
3,175,000		K-III Communications Corp., Company Guarantee (Series B), 8.50%, 2/1/2006	3,095,625
1,400,000	[1,2]	Pimedia, Inc., Sr. Note, 8.875%, 5/15/2011	1,309,000
3,550,000	[1,2,3]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	1,934,750
1,850,000	[1,2]	Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	1,933,250
1,500,000		Ziff Davis Media, Inc., Sr. Sub. Note, 12.00%, 7/15/2010	637,500

		TOTAL	11,736,250

Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--0.4%
$1,900,000	[1,2]	Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009	$1,957,000

		Services--1.3%
6,275,000	[3]	Crown Castle International Corp., Sr. Disc. Note, 0/10.375%, 5/15/2011	3,921,875
3,500,000	[3]	Crown Castle International Corp., Sr. Disc. Note, 0/11.25%, 8/1/2011	2,213,750
950,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	802,750

		TOTAL	6,938,375

		Steel--0.4%
1,925,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	1,819,125
250,000	[1,2]	United States Steel LLC, Sr. Note, 10.75%, 8/1/2008	255,000

		TOTAL	2,074,125

		Surface Transportation--1.6%
2,875,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	1,437,500
4,950,000	[1,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	--
2,450,000		Gearbulk Holding Ltd., Sr. Note, 11.25%, 12/1/2004	2,508,188
5,075,000		Stena AB, Sr. Note, 10.50%, 12/15/2005	4,948,125
3,125,000	[1,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	78,125

		TOTAL	8,971,938

		Telecommunications & Cellular--11.1%
4,250,000	[3]	AirGate PCS, Inc., Sr. Sub. Note, 0/13.50%, 10/1/2009	2,911,250
1,500,000		Alamosa Inc., Sr. Note, 12.50%, 2/1/2011	1,421,250
8,250,000	[3]	Alamosa PCS Holdings, Inc., Sr. Disc. Note, 0/12.875%, 2/15/2010	4,413,750
2,000,000	[3]	Call-Net Enterprises, Inc., Sr. Disc. Note, 0/10.80%, 5/15/2009	460,000
5,625,000	[3]	Call-Net Enterprises, Inc., Sr. Disc. Note, 0/8.94%, 8/15/2008	1,350,000
7,900,000	[3]	Call-Net Enterprises, Inc., Sr. Disc. Note, 0/9.27%, 8/15/2007	2,449,000
2,000,000	[3]	Dolphin Telecom PLC, Sr. Disc. Note, 0/14.00%, 5/15/2009	30,000
5,100,000		Global Crossing Holdings Ltd., Company Guarantee, 9.50%, 11/15/2009	3,136,500
16,575,000	[3]	Level 3 Communications, Inc., Sr. Disc. Note, 0/10.50%, 12/1/2008	5,221,125
1,025,000		Level 3 Communications, Inc., Sr. Note, 9.125%, 5/1/2008	486,875
8,850,000	[3]	McLeodUSA, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007	4,159,500
5,200,000	[3]	Millicom International Cellular SA, Sr. Disc. Note, 0/13.50%, 6/1/2006	4,134,000
12,350,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	9,571,250
6,300,000	[3]	NEXTLINK Communications, Inc., Sr. Disc. Note, 0/12.125%, 12/1/2009	976,500
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$3,400,000	[3]	NEXTLINK Communications, Inc., Sr. Disc. Note, 0/12.25%, 6/1/2009	$544,000
6,000,000	[3]	NEXTLINK Communications, Inc., Sr. Disc. Note, 0/9.45%, 4/15/2008	1,050,000
2,475,000		NEXTLINK Communications, Inc., Sr. Note, 9.00%, 3/15/2008	841,500
3,500,000	[3]	Nextel International, Inc., Sr. Disc. Note, 0/12.125%, 4/15/2008	857,500
2,113,000	[3]	Nextel Partners, Inc., Sr. Disc. Note, 0/14.00%, 2/1/2009	1,278,365
2,000,000		Nextel Partners, Inc., Sr. Note, 11.00%, 3/15/2010	1,610,000
3,400,000	[4]	PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005	255,000
2,775,000	[4]	PsiNet, Inc., Sr. Note, 11.00%, 8/1/2009	201,188
2,175,000	[4]	PsiNet, Inc., Sr. Note, 11.50%, 11/1/2008	163,125
4,200,000		Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007	4,032,000
4,575,000	[3,4]	Teligent AB, Sr. Disc. Note, 0/11.50%, 3/1/2008	57,188
2,400,000	[3]	Tritel PCS, Inc., Company Guarantee, 0/12.75%, 5/15/2009	1,476,000
1,000,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	900,000
4,350,000	[3]	Triton PCS, Inc., Sr. Disc. Note, 0/11.00%, 5/1/2008	3,719,250
2,550,000		Triton PCS, Inc., Sr. Sub. Note, 9.375%, 2/1/2011	2,575,500
500,000	[4]	Viatel, Inc., Sr. Note, 11.50%, 3/15/2009	5,000
2,275,000	[3,4]	Viatel, Inc., Unit, 0/12.50%, 4/15/2008	22,750
1,425,000	[4]	Viatel, Inc., Unit, 11.25%, 4/15/2008	14,250
5,400,000	[3,4]	WinStar Communications, Inc., Sr. Sub. Defd. Deb., 0/14.75%, 4/15/2010	54,000

		TOTAL	60,377,616

		Utilities--3.6%
3,500,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	3,434,305
3,400,000		CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011	3,522,026
2,700,000		Caithness Coso Funding Corp., Sr. Secd. Note (Series B), 9.05%, 12/15/2009	2,632,500
10,100,000		Calpine Corp., Note, 8.50%, 2/15/2011	10,325,735

		TOTAL	19,914,566

		TOTAL CORPORATE BONDS (IDENTIFIED COST $644,078,737)	478,778,017

		COMMON STOCKS/WARRANTS--0.1%
		Broadcast Radio & Television--0.0%
2,200	[4]	XM Satellite Radio, Inc., Warrants	55,000

		Business Equipment & Services--0.0%
3,725	[1,4]	Electronic Retailing Systems International, Inc., Warrants	37

Shares			Value
		COMMON STOCKS/WARRANTS--continued
		Cable Television--0.0%
9,825	[4]	UIH Australia/Pacific, Warrants	$98

		Consumer Products--0.0%
2,350	[4]	Jostens, Inc., Warrants	47,881

		Container & Glass Products--0.0%
1,000	[4]	Pliant Corp., Warrants	2,125

		Industrial Products & Equipment--0.0%
300	[4]	International Utility Structures, Inc., Warrants	--

		Metals & Mining--0.0%
138,395	[1,4]	Royal Oak Mines, Inc.	1,107

		Printing & Publishing--0.1%
5,350	[4]	Medianews Group, Inc.	615,250

		TOTAL COMMON STOCKS/WARRANTS (IDENTIFIED COST $876,952)	721,498

		PREFERRED STOCKS--3.6%
		Broadcast Radio & Television--1.2%
63,875		Sinclair Broadcast Group, Inc., Cumulative Pfd., $11.63	6,355,562

		Business Equipment & Services--0.0%
1,949	[1]	Electronic Retailing Systems International, Inc., Conv. Pfd.	19

		Cable Television--0.9%
5,608		Pegasus Communications Corp., Cumulative PIK Pfd. (Series B), 12.75%	4,794,843

		Health Care--0.1%
14,789		River Holding Corp., Sr. Exchangeable PIK	525,014

		Printing & Publishing--0.7%
55,100		Primedia, Inc., Exchangeable Pfd. Stock (Series G), $2.16	3,939,650
1,275		Primedia, Inc., Pfd., $9.20	98,812

		TOTAL	4,038,462

		Telecommunications & Cellular--0.7%
4,820		NEXTEL Communications, Inc., Cumulative PIK Pfd. (Series D), 13.00%	2,964,300
1,907		NEXTEL Communications, Inc., Exchangeable Pfd. Stock (Series E)	982,105

		TOTAL	3,946,405

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $19,180,928)	19,660,305

Shares			Value
		MUTUAL FUND--7.4%
40,109,402		Prime Value Obligations Fund, Series IS (at net asset value)	$40,109,402

		TOTAL INVESTMENTS (IDENTIFIED COST $704,246,019)[5]	$539,269,222

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2001, these securities amounted to $67,697,122 which represents 12.4% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $60,601,940 which represents 11.1% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's board of directors.

3 Denotes a Zero Coupon bond with effective rate at time of purchase.

4 Non-income producing security.

5 The cost of investments for federal tax purposes amounts to $704,246,019. The net unrealized depreciation of investments on a federal tax basis amounts to $164,976,797 which is comprised of $11,065,405 appreciation and $176,042,202 depreciation at August 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($545,135,461) at August 31, 2001.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $704,246,019)		$539,269,222
Income receivable		10,855,872
Receivable for shares sold		10,686

TOTAL ASSETS		550,135,780

Liabilities:
Payable for shares redeemed	$96,231
Income distribution payable	4,837,836
Accrued expenses	66,252

TOTAL LIABILITIES		5,000,319

Net assets for 86,328,759 shares outstanding		$545,135,461

Net Assets Consist of:
Paid in capital		$836,957,877
Net unrealized depreciation of investments		(164,976,797)
Accumulated net realized loss on investments		(122,481,007)
Distributions in excess of net investment income		(4,364,612)

TOTAL NET ASSETS		$545,135,461

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$545,135,461 ÷ 86,328,759 shares outstanding		$6.31

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2001 (unaudited)

Investment Income:
Dividends			$1,424,154
Interest			32,241,580

TOTAL INCOME			33,665,734

Expenses:
Investment adviser fee		$2,211,844
Administrative personnel and services fee		222,069
Custodian fees		18,389
Transfer and dividend disbursing agent fees and expenses		90,441
Directors'/Trustees' fees		5,952
Auditing fees		9,868
Legal fees		3,030
Portfolio accounting fees		56,037
Shareholder services fee		737,282
Share registration costs		17,111
Printing and postage		23,418
Insurance premiums		979
Miscellaneous		126

TOTAL EXPENSES		3,396,546

Waivers and Reimbursement:
Waiver of investment adviser fee	$(618,670)
Waiver of shareholder services fee	(147,456)
Reimbursement of investment adviser fee	(1,374)

TOTAL WAIVERS AND REIMBURSEMENT		(767,500)

Net expenses			2,629,046

Net investment income			31,036,688

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(63,395,355)
Net change in unrealized depreciation of investments			(316,080)

Net realized and unrealized loss on investments			(63,711,435)

Change in net assets resulting from operations			$(32,674,747)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2001	Year Ended 2/28/2001

Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,036,688	$72,938,651
Net realized loss on investments	(63,395,355)	(29,997,132)
Net change in unrealized depreciation of investments	(316,080)	(53,684,039)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(32,674,747)	(10,742,520)

Distributions to Shareholders:
Distributions from net investment income	(32,088,365)	(75,649,213)

Share Transactions:
Proceeds from sale of shares	323,711,890	608,705,405
Net asset value of shares issued to shareholders in payment of distributions declared	17,227,924	46,524,912
Cost of shares redeemed	(411,170,893)	(662,321,360)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(70,231,079)	(7,091,043)

Change in net assets	(134,994,191)	(93,482,776)

Net Assets:
Beginning of period	680,129,652	773,612,428

End of period	$545,135,461	$680,129,652

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$ 7.02	$ 8.03	$ 8.92	$ 9.73	$ 9.41	$ 9.09
Income From Investment Operations:
Net investment income	0.35	0.79	0.84	0.83	0.82	0.85
Net realized and unrealized gain (loss) on investments	(0.70)	(0.98)	(0.89)	(0.81)	0.32	0.33

TOTAL FROM INVESTMENT OPERATIONS	(0.35)	(0.19)	(0.05)	0.02	1.14	1.18

Less Distributions:
Distributions from net investment income	(0.36)	(0.82)	(0.84)	(0.83)	(0.82)	(0.85)
Distributions in excess of net investment income[2]	--	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.36)	(0.82)	(0.84)	(0.83)	(0.82)	(0.86)

Net Asset Value, End of Period	$ 6.31	$ 7.02	$ 8.03	$ 8.92	$ 9.73	$ 9.41

Total Return[3]	(5.03)%	(2.27)%	(0.69)%	0.33%	12.74%	13.74%

Ratios to Average Net Assets:

Expenses	0.89%[5]	0.88%	0.88%	0.88%	0.88%	0.88%

Net investment income	10.51%[5]	10.65%	9.67%	9.02%	8.73%	9.45%

Expense waiver/reimbursement[4]	0.36%[5]	0.26%	0.28%	0.26%	0.27%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$545,135	$680,130	$773,612	$1,069,840	$1,199,063	$938,363

Portfolio turnover	26%	38%	52%	47%	84%	81%

1 As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended August 31, 2001 was to decrease the ratio of net investment income to average net assets from 10.56% to 10.51%. Per share, ratios and supplemental data for the periods prior to August 31, 2001 have not been restated to reflect this change in presentation.

2 Distributions in excess of net investment income for the period ended February 28, 1997 was a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2001 (unaudited)

ORGANIZATION

Federated High Yield Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Trust's portfolio of investment consists primarily of lower rated corporate debt obligations. These lower rated obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e. the obligations are subject to the risk of default).

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last price as reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open--end, regulated investment companies are valued at net asset value. Securities for which no quotation are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as brokers/dealers, which are deemed by the Trust's adviser to be credit worthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on sale of collateral securities. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

Change in Accounting Principle

As required, effective March 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing long-term discount or premium on debt securities. Prior to March 1, 2001, the Trust did not amortize long-term discounts or premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in a $424,573 decrease in cost of securities and a corresponding $424,573 decrease in net unrealized depreciation, based on securities held by the Trust on March 1, 2001.

The effect of this change for the six months ended August 31, 2001 was to decrease net investment income by $162,889, decrease net unrealized appreciation by $366,686 and decrease net realized losses by $529,575. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2001, the Trust, for federal tax purposes, had a capital loss carryforward of $46,507,250, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 1,456,604

2008	$ 9,874,031

2009	$35,176,615

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resales. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust's pricing committee.

Additional information on each restricted security held at August 31, 2001, is as follows:

Security	Acquisition Date	Acquisition Cost
AEI Holding Co., Inc., Sr. Note, 10.50%, 12/15/2005	12/18/1998 - 01/14/1999	$3,521,000

AEI Resources, Inc., Sr. Sub. Note, 11.50%, 12/15/2006	12/07/1998 - 04/08/1999	5,895,000

AMF Bowling Worldwide, Sr. Sub. Note, 10.875%, 3/15/2006	03/07/1996	100,000

AMF Bowling Worldwide, Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006	03/07/1996 - 08/21/1997	6,210,776

AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	11/15/1995 - 10/22/1997	4,935,278

Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	11/16/1998	5,716,875

Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	08/20/1997 - 11/12/1997	3,893,500

Electronic Retailing Systems International, Inc., Sr. Sub. Note, 8.00%, 8/1/2004	01/21/1997 - 04/01/2001	1,594,324

Electronic Retailing Systems International, Inc., Warrants	01/21/1997	129,220

Electronic Retailing Systems International, Inc., Conv. Pfd	07/14/2000	19

Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007	03/26/1997 - 08/19/1997	4,646,903

Orion Network Systems, Sr. Note, 11.25%, 1/15/2007	09/15/1991 - 12/09/1999	2,711,313

Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007	12/18/1997 - 03/22/1999	3,059,750

Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006	10/07/1997 - 05/06/1998	1,179,750

Royal Oak Mines, Inc.	02/24/1999	15,376

Russell Stanley Holdings, Inc., Sr. Sub. Note, 10.875%, 2/15/2009	02/05/1999 - 07/09/1999	2,232,084

The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	01/14/1998 - 03/13/1998	3,170,688

U.S. Office Products Co., Sr. Sub. Note, 9.75%, 6/15/2008	12/14/1998	6,071,818

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in capital stock were as follows:

	Six Months Ended 8/31/2001	Year Ended 2/28/2001
Shares sold	49,367,309	84,409,404
Shares issued to shareholders in payment of distributions declared	2,646,946	6,364,070
Shares redeemed	(62,589,797)	(90,240,613)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,575,542)	532,861

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended August 31, 2001, were as follows:

Purchases	$139,950,032

Sales	$235,601,870

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. WILLIS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated High Yield Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314197104

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

8092705 (10/01)